Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents [Line Items]
Cash at bank and on hand	$ 648.7	$ 769.4
Total cash and cash equivalents	648.7	769.4	$ 524.7	$ 886.8
Australia
Disclosure of Cash and Cash Equivalents [Line Items]
Cash deposit	59.6	28.2
Peru
Disclosure of Cash and Cash Equivalents [Line Items]
Cash deposit	$ 20.0	$ 10.0